Derivative Financial Instruments for Hedging Purposes (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments for Hedging Purposes (Details) [Line Items]
Effect of the cash flow hedging derivatives	$ 251,371	$ 123,100	$ (39,449)
Cash flow hedges [member] | Cash flow in CLF
Derivative Financial Instruments for Hedging Purposes (Details) [Line Items]
Unrealized gain for cash flow hedging in equity, before tax	215,476	182,376	10,358
Unrealized gain for cash flow hedging in equity, net of income tax	157,297	133,135	7,561
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax	$ 103,782	$ 111,694	$ 70,682